Allowance for Credit Losses	6 Months Ended
Jun. 30, 2021
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]
Allowance for credit losses
Development of allowance for credit losses for financial assets at amortized cost
	Six months ended Jun 30, 2021
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	544	648	3,614	139	4,946
Movements in financial assets including new business	(201)	101	237	17	154
Transfers due to changes in creditworthiness¹	98	(113)	15		0
Changes due to modifications that did not result in derecognition
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(226)	0	(226)
Recovery of written off amounts	0	0	26	8	33
Foreign exchange and other changes	8	(3)	(28)	2	(21)
Balance, end of reporting period	448	634	3,638	166	4,886

Provision for credit losses excluding country risk[3,4]	(104)	(12)	252	17	154

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] This position includes charge offs of allowance for credit losses.
[3] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[4] Credit Loss Provision does include € 5 million reimbursement gain as of June 30, 2021.
[5] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2021.
	Six months ended Jun 30, 2020
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business	108	401	668	71	1,248
Transfers due to changes in creditworthiness¹	39	(93)	54		0
Changes due to modifications that did not result in derecognition
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(280)	0	(280)
Recovery of written off amounts	0	0	23	0	23
Foreign exchange and other changes	(14)	(5)	(43)	14	(47)
Balance, end of reporting period	683	796	3,438	121	5,037

Provision for credit losses excluding country risk[3,4]	148	308	722	71	1,248

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] This position includes charge offs of allowance for credit losses.
[3] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[4] Credit Loss Provision does include € 42 million reimbursement gain as of June 30, 2020.
[5] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2020.
Development of allowance for credit losses for off-balance sheet positions
	Six months ended Jun 30, 2021
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	74	200	0	419
Movements including new business	(41)	21	(3)	0	(23)
Transfers due to changes in creditworthiness[1]	(5)	1	4		0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	2	5	(2)	0	4
Balance, end of reporting period	100	101	199	0	400
of which: Financial guarantees	64	61	143	0	268
Provision for credit losses excluding country risk[2]	(46)	22	1	0	(23)

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2021.
	Six months ended Jun 30, 2020
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	1	33	2	0	35
Transfers due to changes in creditworthiness[1]	(2)	0	1		0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	7	8	11	0	26
Balance, end of reporting period	134	89	180	0	403

Provision for credit losses excluding country risk[2]	(1)	33	4	0	35

[1] Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[2] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2020 .